Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Fair Value Measurements
Summary of assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3

	December 31, 2022
Warrant Derivative (Note 6)	$—	$—	$1,732
Total	$—	$—	$1,732

	December 31, 2021
Warrant Derivative (Note 6)	—	—	$100,770
Total	$—	$—	$100,770